Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 5,969	$ 4,670		$ 1,405
Weighted average number of ordinary and restricted shares	2,013	2,007		1,998
Basic EPS from continuing and discontinued operations	$ 2.97	$ 2.33	[1]	$ 0.7	[1]
Profit/(loss) from continuing operations attributable to equity holders of AB InBev	$ 5,969	$ 4,670		$ (650)
Weighted average number of ordinary and restricted shares	2,013	2,007		1,998
Basic EPS from continuing operations	$ 2.97	$ 2.33	[1]	$ (0.33)	[1]
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 6,454	$ 5,723		$ 3,807
Weighted average number of ordinary and restricted shares	2,013	2,007		1,998
Basic EPS from continuing operations before exceptional items	$ 3.21	$ 2.85		$ 1.91
Underlying profit	$ 6,093	$ 5,774		$ 5,022
Weighted average number of ordinary and restricted shares	2,013	2,007		1,998
Underlying EPS	$ 3.03	$ 2.88		$ 2.51
Profit attributable to equity holders of AB InBev	$ 5,969	$ 4,670		$ 1,405
Weighted average number of ordinary and restricted shares (diluted)	2,050	2,045		2,037
Diluted EPS from continuing and discontinued operations	$ 2.91	$ 2.28	[1]	$ 0.69	[1]
Profit/(loss) from continuing operations attributable to equity holders of AB InBev	$ 5,969	$ 4,670		$ (650)
Weighted average number of ordinary and restricted shares (diluted)	2,050	2,045		1,998
Diluted EPS from continuing operations	$ 2.91	$ 2.28	[1]	$ (0.33)	[1]
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 6,454	$ 5,723		$ 3,807
Weighted average number of ordinary and restricted shares (diluted)	2,050	2,045		2,037
Diluted EPS from continuing operations before exceptional items	$ 3.15	$ 2.8		$ 1.87

[1]	Amended to conform to 2022 presentation.